Schroder Emerging Markets Small Cap Fund

SCHRODER SERIES TRUST

Schroder Emerging Markets Small Cap Fund

Supplement dated July 18, 2017 to the Fund's Prospectus dated March 1, 2017, as supplemented (the "Prospectus")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION REGARDING THE FUND LISTED ABOVE (THE "FUND").

Effective July 1, 2017, (i) the investment management fee payable by the Fund to Schroder Investment Management North America Inc. ("Schroders"), its investment adviser, has been reduced from an annual fee of 1.25% of the Fund's average daily net assets to an annual fee of 1.15% of the Fund's average daily net assets, and (ii) for the period from July 1, 2017 through February 28, 2019, Schroders agreed to contractually waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that the total annual operating expenses (other than certain excluded expenses), for the Fund's R6 Shares, exceed 1.35% of the R6 Shares' average daily net assets, and for the Fund's Investor Shares, exceed 1.50% of the Investor Shares' average daily net assets (representing a reduction of 0.15% from the prior expense limitations of 1.50% and 1.65% on the Fund's R6 and Investor Shares, respectively).

Accordingly, the Prospectus is hereby updated as follows:

1.       In the "Summary Information About the Funds" section:

a)     The "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Schroder Emerging Markets Small Cap Fund		R6 Shares	Investor Shares
Management Fees	[1]	1.15%	1.15%
Distribution (12b-1) Fees		none	none
Other Expenses	[2]	2.77%	2.92%
Total Annual Fund Operating Expenses		3.92%	4.07%
Less: Fee Waiver and/or Expense Reimbursement	[3]	(2.57%)	(2.57%)
NET ANNUAL FUND OPERATING EXPENSES		1.35%	1.50%
[1]	Management Fees have been restated to reflect current fees.
[2]	"Other Expenses" shown for Investor Shares include the maximum rate applicable under the Fund's shareholder service plan, 0.15% of the average daily net assets attributable to the class. For the fiscal year ended October 31, 2016, the Fund paid 0% of the average daily net assets attributable to its Investor Shares under the plan. Other Expenses have been restated to reflect estimated fees and expenses for the upcoming fiscal year.
[3]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2019 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's R6 Shares, exceed 1.35% of the R6 Shares' average daily net assets, and for the Fund's Investor Shares, exceed 1.50% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

b) The "Example" table is hereby deleted and replaced with the following:
(whether or not shares are redeemed)
Expense Example, With Redemption - Schroder Emerging Markets Small Cap Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
R6 Shares (whether or not shares are redeemed)	137	790	1,643	3,859
Investor Shares (whether or not shares are redeemed)	153	843	1,715	3,990

(whether or not shares are redeemed)
Expense Example, No Redemption - Schroder Emerging Markets Small Cap Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
R6 Shares (whether or not shares are redeemed)	137	790	1,643	3,859
Investor Shares (whether or not shares are redeemed)	153	843	1,715	3,990

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SCH-SK-004-0100